Summary Prospectus Supplement	April 28, 2011

Putnam Global Income Trust Summary Prospectus dated February 28, 2011

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now solely D. William Kohli, Michael Atkin, Michael Salm and Raman Srivastava.

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